Per Share Amounts (Tables)	9 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Schedule Representing Per Share Amounts

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Net Earnings (Loss)	551	(194)	995	(2,226)
Effect of Cumulative Dividends on Preferred Shares	(9)	—	(26)	—
Net Earnings (Loss) – Basic and Diluted	542	(194)	969	(2,226)

Basic – Weighted Average Number of Shares	2,017.6	1,228.9	2,017.5	1,228.9
Dilutive Effect of Warrants	25.6	—	22.7	—
Dilutive Effect of Net Settlement Rights	0.3	—	0.2	—
Diluted – Weighted Average Number of Shares	2,043.5	1,228.9	2,040.4	1,228.9

Net Earnings (Loss) Per Share – Basic ($)	0.27	(0.16)	0.48	(1.81)
Net Earnings (Loss) Per Share – Diluted (1) ($)	0.27	(0.16)	0.47	(1.81)
(1)Excluded from the calculation for the three and nine months ended September 30, 2021, diluted net earnings (loss) per share were $3 million and $14 million, respectively, of net earnings and 1.9 million and 1.8 million, respectively, of potential ordinary shares related to the assumed exercise of Cenovus replacement stock options as the impact was anti-dilutive.
Disclosure Of Dividends To Shareholders
C) Preferred Share Dividends

For the periods ended September 30,	Three Months Ended	Nine Months Ended
Series 1 First Preferred Shares	2	6
Series 2 First Preferred Shares	—	—
Series 3 First Preferred Shares	3	9
Series 5 First Preferred Shares	3	7
Series 7 First Preferred Shares	1	4
Total Declared and Paid Preferred Share Dividends	9	26